ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2023
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Summary of fair value of the consideration of payment

Shares issued	154,795
Assumed RSU & Stock options	1,620
Cash payment	29
Total consideration	156,444

Cash payment	200,000
Financed payment	2,625,335
Contingent payment	951,622
Total consideration	3,776,957

Summary of assets acquired, liabilities assumed, and non-controlling interest recognized

Net assets incorporated

Cash and cash equivalents	4,402
Trade receivables	6,855
Other receivables	1,423
Inventories	11,183
Property, plant and equipment	12,607
Right of use assets, net	3,005
Intangible assets	17,766
Restricted cash	1,560
Other assets	683
Trade and other payables	(22,653)
Lease liabilities	(3,245)
Borrowings	(25,586)
Other liabilities	(857)

Revaluation of existing assets

Property, plant and equipment	494
Intangible assets	79,053
Deferred tax	(6,336)

Total net assets identified	80,354

Goodwill	76,090

Total consideration	156,444

Net assets incorporated
Cash and cash equivalents	555,804
Other financial assets	2,024,367
Trade receivables	17,536,888
Other receivables	419,877
Income and minimum presumed income taxes recoverable	117,229
Inventory	5,603,068
Deferred tax assets	106,952
Property, plant and equipment	1,662,516
Intangible assets	264,847
Trade and other payables	(17,311,906)
Borrowings	(5,928,748)
Employee benefits and social security	(201,472)
Deferred revenues and advances from customers	(301,017)

Revaluation of existing assets

Property, plant and equipment	289,529
Intangible assets	2,659,050
Deferred tax	(884,574)

Total net assets identified	6,612,410

Non-controlling interest	(3,305,543)

Goodwill	470,090

Total consideration	3,776,957